Pension Benefits (Schedule Of Fair Value Measurement) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Total	$ 19.7		$ 21.5		$ 21.7
Asset backed securities maturity date	397 days or less
Corporate bonds maturity date	Corporate bonds that mature in 2011, 2015, 2018 and 2020
Maturity of high-quality, dollar-denominated, fixed-income securities	Assets invested in three asset backed securities. Two will mature in 2013 and the other will mature in 2016
Mutual Funds [Member] | Large Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2.5		3.5
Mutual Funds [Member] | Small-Mid Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.8		1.4
Mutual Funds [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1.1		1.3
Mutual Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.4		0.4
Mutual Funds [Member] | Convertible Bonds And Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.9		1.2
Mutual Funds [Member] | U.S. & Global Government & Corporate Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	12.9		11.5
Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.4	[1]	0.9	[2]
Fixed Income Securities [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.3	[3]	0.5	[4]
Fixed Income Securities [Member] | Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			0.5	[5]
Cash And Short Term Investments [Member] | Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.3	[6]	0.3	[6]
Cash And Short Term Investments [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.1	[7]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	18.6	[8]	19.3	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member] | Large Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2.5	[8]	3.5	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member] | Small-Mid Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.8	[8]	1.4	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1.1	[8]	1.3	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.4	[8]	0.4	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member] | Convertible Bonds And Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.9	[8]	1.2	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member] | U.S. & Global Government & Corporate Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	12.9	[8]	11.5	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[1],[8]	0	[2],[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Fixed Income Securities [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[3],[8]	0	[4],[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Fixed Income Securities [Member] | Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			0	[5],[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash And Short Term Investments [Member] | Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[6],[8]	0	[6],[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash And Short Term Investments [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[7],[8]
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1.1	[9]	2.2	[9]
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member] | Large Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[9]	0	[9]
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member] | Small-Mid Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[9]	0	[9]
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[9]	0	[9]
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[9]	0	[9]
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member] | Convertible Bonds And Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[9]	0	[9]
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member] | U.S. & Global Government & Corporate Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[9]	0	[9]
Significant Other Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.4	[1],[9]	0.9	[2],[9]
Significant Other Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.3	[3],[9]	0.5	[4],[9]
Significant Other Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member] | Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			0.5	[5],[9]
Significant Other Observable Inputs (Level 2) [Member] | Cash And Short Term Investments [Member] | Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.3	[6],[9]	0.3	[6],[9]
Significant Other Observable Inputs (Level 2) [Member] | Cash And Short Term Investments [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.1	[7],[9]
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member] | Large Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member] | Small-Mid Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member] | Convertible Bonds And Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member] | U.S. & Global Government & Corporate Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[1],[10]	0	[10],[2]
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Securities [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10],[3]	0	[10],[4]
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Securities [Member] | Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			0	[10],[5]
Significant Unobservable Inputs (Level 3) [Member] | Cash And Short Term Investments [Member] | Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10],[6]	0	[10],[6]
Significant Unobservable Inputs (Level 3) [Member] | Cash And Short Term Investments [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 0	[10],[7]

[1]	Assets invested in two corporate bonds that mature in 2015 and 2020.
[2]	Assets invested in four Corporate bonds that mature in 2011, 2015, 2018 and 2020.
[3]	Assets invested in two asset backed securities. One will mature in 2013 and the other will mature in 2016.
[4]	Assets invested in three asset backed securities. Two will mature in 2013 and the other will mature in 2016.
[5]	Assets invested in two municipal bonds. Both bonds will mature in 2013.
[6]	Assets invested in one common collective trust composed of high-grade money market money instruments with short maturities.
[7]	Assets invested in a money market mutual fund primarily invested in a portfolio of short-term, high quality, fixed-income securities. The funds strategy is to invest in a portfolio of high-quality, dollar-denominated, fixed-income securities which are issued by banks, corporations, and the U.S. Government and that mature in 397 days or less. There are no restrictions on trading of the fund's shares other than normal business days and hours.
[8]	Quote prices in active markets for identical assets
[9]	Significant other observable inputs
[10]	Significant unobservable inputs